Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock and Additional Paid in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023	$ 883,865	$ 69	$ (62,440)	$ 821,494
Balance, shares at Dec. 31, 2023	94,996,397
Share-based compensation expense	$ 3,568			3,568
Issuance of equity-classified restricted share units	$ (163)			(163)
Issuance of equity-classified restricted share units, shares	533,145
Net income			49,473	49,473
Other	$ (824)			(824)
Other, shares	(82,331)
Balance at Sep. 30, 2024	$ 886,446	69	(12,967)	873,548
Balance, shares at Sep. 30, 2024	95,447,211
Balance at Jun. 30, 2024	$ 884,904	69	(33,585)	851,388
Balance, shares at Jun. 30, 2024	95,408,453
Share-based compensation expense	$ 1,542			1,542
Issuance of equity-classified restricted share units
Issuance of equity-classified restricted share units, shares	38,758
Net income			20,618	20,618
Balance at Sep. 30, 2024	$ 886,446	69	(12,967)	873,548
Balance, shares at Sep. 30, 2024	95,447,211
Balance at Dec. 31, 2024	$ 894,293	69	13,870	908,232
Balance, shares at Dec. 31, 2024	96,045,856
Share-based compensation expense	$ 5,747			5,747
Issuance of equity-classified restricted share units
Issuance of equity-classified restricted share units, shares	1,088,331
Settlement of liability-classified share-based compensation	$ 601			601
Settlement of liability-classified share-based compensation, shares	100,001
Warrant exchange and associated transaction costs (Note 9)	$ (1,258)			(1,258)
Warrant exchange and associated transaction costs (Note 9), shares	3,543,571
Net income			43,329	43,329
Balance at Sep. 30, 2025	$ 899,383	69	57,199	956,651
Balance, shares at Sep. 30, 2025	100,777,759
Balance at Jun. 30, 2025	$ 897,373	69	39,462	936,904
Balance, shares at Jun. 30, 2025	96,452,967
Share-based compensation expense	$ 2,169			2,169
Issuance of equity-classified restricted share units
Issuance of equity-classified restricted share units, shares	781,221
Warrant exchange and associated transaction costs (Note 9)	$ (159)			(159)
Warrant exchange and associated transaction costs (Note 9), shares	3,543,571
Net income			17,737	17,737
Balance at Sep. 30, 2025	$ 899,383	$ 69	$ 57,199	$ 956,651
Balance, shares at Sep. 30, 2025	100,777,759